Summary of Significant Accounting Policies - Schedule of Changes in Level 3 Liabilities Measured at Fair Value on a Recurring Basis (Detail)	11 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, end of year	$ 3,846,319
Overallotment liability [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	0
Issuance of overallotment option	158,275
Partial exercise of overallotment option	(28,316)
Change in fair value of overallotment liability	(2,924)
Expiration of overallotment option	(127,035)
Balance, end of year	$ 0